INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
Total current tax expense	786	928	583
Total deferred tax benefit	(327)	(1,277)	(151)
Total income tax expense (benefit)	459	(349)	432

Effective Income Tax Rate Reconciliation
The following table reconciles the expected tax expense (benefit) at the statutory rates applicable in the countries where the Company operates to the total income tax expense (benefit) as calculated:

	Year Ended December 31,
	2019	2018	2017
Net income (loss) (including non-controlling interests)	(2,391)	5,330	4,575
Income tax expense (benefit)	459	(349)	432
Income (loss) before tax	(1,932)	4,981	5,007
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries[1]	(468)	1,043	1,407
Permanent items	(993)	(421)	(522)
Rate changes	340	—	(94)
Net change in measurement of deferred tax assets	1,201	(1,301)	(281)
Tax effects of foreign currency translation	14	(47)	(157)
Tax credits	(9)	(17)	(66)
Other taxes	160	151	90
Others	214	243	55
Income tax expense (benefit)	459	(349)	432

1.
Tax expense (benefit) at the statutory rates is based on income (loss) before tax excluding income (loss) from investments in associates and joint ventures.
Schedule of Permanent Items
Permanent items

	Year Ended December 31,
	2019	2018	2017
Tax deductible write-downs on shares and receivables	(922)	(498)	(652)
Juros sobre o Capital Próprio (“JSCP”)	(32)	(73)	(4)
Non taxable gain on bargain purchase	—	(60)	—
Taxable income (tax loss) of AMTFS	(8)	47	(34)
Taxable dividends	11	—	65
Other permanent items	(42)	163	103
Total permanent items	(993)	(421)	(522)

Schedule of Other Tax Items	Others

	Year Ended December 31,
	2019	2018	2017
Tax contingencies/settlements	225	183	7
Prior period taxes	(20)	21	(7)
Others	9	39	55
Total	214	243	55

Disclosure of Income Tax Recorded Directly in Equity

	Year Ended December 31,
	2019	2018	2017
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Gain (loss) on derivative financial instruments	(244)	380	(77)
Recognized actuarial gain (loss)	32	(228)	(42)
Foreign currency translation adjustments	(35)	(106)	(90)
	(247)	46	(209)
Recognized directly in equity on:
Deferred tax expense (benefit)
Others	—	—	9

Total	(247)	46	(200)

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2019	2018	2019	2018	2019	2018
Intangible assets	22	29	(720)	(744)	(698)	(715)
Property, plant and equipment	177	271	(4,445)	(5,098)	(4,268)	(4,827)
Inventories	261	286	(209)	(251)	52	35
Financial instruments	47	124	(98)	(424)	(51)	(300)
Other assets	157	460	(408)	(572)	(251)	(112)
Provisions	1,350	1,728	(243)	(512)	1,107	1,216
Other liabilities	469	461	(70)	(331)	399	130
Tax losses and other tax benefits carried forward	9,984	10,384	—	—	9,984	10,384
Tax credits carried forward	76	104	—	—	76	104
Untaxed reserves	—	—	(1)	(2)	(1)	(2)
Deferred tax assets / (liabilities)	12,543	13,847	(6,194)	(7,934)	6,349	5,913
Deferred tax assets					8,680	8,287
Deferred tax liabilities					(2,331)	(2,374)
The deferred tax assets recognized by the Company as of December 31, 2019 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	105,937	26,504	9,984	16,520
Tax credits carried forward	693	693	76	617
Other temporary differences	15,793	3,799	2,483	1,316
Total		30,996	12,543	18,453
The deferred tax assets recognized by the Company as of December 31, 2018 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	110,769	28,642	10,384	18,258
Tax credits carried forward	722	722	104	618
Other temporary differences	16,923	4,117	3,359	758
Total		33,481	13,847	19,634
This includes net operating losses and other tax benefits of 8.5 billion primarily related to subsidiaries in Basque Country in Spain, Liberia, Luxembourg, Mexico and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2020	25	144	169
2021	3	656	659
2022	2	659	661
2023	6	469	475
2024	3	212	215
2025 - 2039	354	5,934	6,288
Total	393	8,074	8,467

Such amount includes tax credits of 610 (of which 26 recognized and 584 unrecognized) and primarily attributable to subsidiaries in Basque Country in Spain which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2020	—	3	3
2021	—	2	2
2022	—	2	2
2023	—	1	1
2024	—	1	1
2025 - 2039	26	575	601
Total	26	584	610